Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares $ / shares in Thousands	Mar. 31, 2017	Dec. 31, 2016
Common stock, no par value (in dollars per share)	$ 0	$ 0
Common stock, share issued (in shares)	172,802,967	153,045,408
common stock, shares outstanding (in shares)	172,802,967	153,045,408